POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 7, 2016 TO THE

PROSPECTUS DATED AUGUST 26, 2016,

AS PREVIOUSLY SUPPLEMENTED OCTOBER 7, 2016 AND SEPTEMBER 21, 2016 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares BuyBack AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Basic Materials Momentum Portfolio
PowerShares DWA Consumer Cyclicals Momentum Portfolio
PowerShares DWA Consumer Staples Momentum Portfolio
PowerShares DWA Energy Momentum Portfolio
PowerShares DWA Financial Momentum Portfolio
PowerShares DWA Healthcare Momentum Portfolio
PowerShares DWA Industrials Momentum Portfolio
PowerShares DWA Momentum Portfolio
PowerShares DWA NASDAQ Momentum Portfolio
PowerShares DWA Technology Momentum Portfolio
PowerShares DWA Utilities Momentum Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares NASDAQ Internet Portfolio
PowerShares Russell 2000 Equal Weight Portfolio
PowerShares Russell 2000 Pure Growth Portfolio
PowerShares Russell 2000 Pure Value Portfolio
PowerShares Russell Midcap Equal Weight Portfolio
PowerShares Russell Midcap Pure Growth Portfolio
PowerShares Russell Midcap Pure Value Portfolio
PowerShares Russell Top 200 Equal Weight Portfolio
PowerShares Russell Top 200 Pure Growth Portfolio
PowerShares Russell Top 200 Pure Value Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

Effective as of the open of markets on December 7, 2016 (the “Effective Date”), the listing exchange for shares of PowerShares BuyBack AchieversTM Portfolio, PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio, PowerShares DWA Utilities Momentum Portfolio, PowerShares Golden Dragon China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio and PowerShares Water Resources Portfolio (the “Funds”) will change from NYSE Arca, Inc. to The NASDAQ Stock Market LLC. Therefore, on the Effective Date, all references in the prospectus to the Funds’ shares being listed for trading on NYSE Arca, Inc. are replaced with references to The NASDAQ Stock Market LLC.

Please Retain This Supplement For Future Reference.

P-PS-PRO-1-SUP-3 120716

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 7, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 26, 2016,

AS PREVIOUSLY SUPPLEMENTED OCTOBER 7, 2016 AND SEPTEMBER 21, 2016

Effective as of the open of markets on December 7, 2016 (the “Effective Date”), the listing exchange for shares of PowerShares BuyBack AchieversTM Portfolio, PowerShares DWA Basic Materials Momentum Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio, PowerShares DWA Utilities Momentum Portfolio, PowerShares Golden Dragon China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio and PowerShares Water Resources Portfolio (the “Funds”) will change from NYSE Arca, Inc. to The NASDAQ Stock Market LLC. Therefore, on the Effective Date, all references in the Statement of Additional Information to the Funds’ shares being listed for trading on NYSE Arca, Inc. are replaced with references to The NASDAQ Stock Market LLC.

In addition, on the Effective Date:

•	On page 1 of the Statement of Additional Information, the third sentence of the third paragraph under the heading “General Description of the Trust and the Funds” is deleted in its entirety and replaced as follows:

Except as set forth in the following sentence, the Shares of all of the Funds are listed on NYSE Arca, Inc. (“NYSE Arca”) (each such Fund is an “NYSE Arca-listed Fund”). Shares of the following Funds are listed on The NASDAQ Stock Market LLC (“NASDAQ”) (each such Fund is a “NASDAQ-listed Fund”): PowerShares BuyBack AchieversTM Portfolio, PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio, PowerShares DWA Utilities Momentum Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares NASDAQ Internet Portfolio and PowerShares Water Resources Portfolio. Together, NYSE Arca and NASDAQ are the “Exchanges,” and each is an “Exchange.”

•	On page 2 of the Statement of Additional Information, the fifth paragraph under the heading “Exchange Listing and Trading” is deleted in its entirety and replaced as follows:

The NASDAQ-listed Funds are not sponsored, endorsed, sold or promoted by NASDAQ or its affiliates (collectively, the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the NASDAQ-listed Funds. The Corporations make no representation or warranty, express or implied, to the owners of the NASDAQ-listed Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The Corporations’ only relationship to the Trust is as a calculation agent for the IIVs for the respective NASDAQ-listed Funds’ Shares. The Corporations have no liability in connection with the administration, marketing or trading of the NASDAQ-listed Funds.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-I-SUP-3 120716